SUBSEQUENT EVENTS (Details) - Starry Blockchain Energy Pte. Ltd. - Subsequent event - CNY (¥) ¥ in Millions	Nov. 10, 2021	Oct. 21, 2021
Subsequent Event [Line Items]
Ownership interest (as a percent)		10.00%
Investment made		¥ 1
Shares issued	500,000